Account Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Account Payables and Accrued Expenses
Schedule of account payables and accrued expenses

As at December 31:	2019	2018
Trade and account payables	$9,921	$19,993
Interest payables	486	46
Value-added, goods and services and other taxes (other than income taxes)	477	831
Compensation	206	247
Contract liabilities under contracts with customers	4,637	5,198
Lease liabilities	364	—
Losses on corporate guarantees (see Note 19)	3,070	—
	$19,161	$26,315

Schedule of movement of contract liabilities under contracts with customers

	2019	2018
Balance, beginning of the year	$6,446	$797
Considerations received	4,949	5,649
Reclassification to profit or loss upon satisfaction of performance obligations	(6,758)	—
Balance, end of the year	$4,637	$6,446

Schedule of contract liabilities expects to recognize as revenue

	2019	2018
Year 1 after the year-end (included in current liabilities)	$4,637	$5,198
Year 2 after the year-end (included in long-term liabilities)	—	1,248
	$4,637	$6,446

Schedule of future lease payments included in the measurement and principal amounts of the lease liabilities

Years ending December 31:	Principal	Interest	Total
2020	$364	$49	$413
2021	229	34	263
2022	196	19	215
2023	204	11	215
2024	203	3	206
	$1,196	$116	$1,312

Current liabilities	$364
Long-term liabilities	832
$1,196

Schedule of Lease liabilities

Amount
Interest expense	$71
Expense relating to short-term leases with payments directly charged to profit or losses	881
Expense relating to leases of low-value assets with payments directly charged to profit or losses	—
Expense relating to variable lease payments not included in the measurement of lease liabilities	—
Total cash outflows for leases	1,824
Depreciation charge for right-of-use assets (see Note 12)	738
Carrying amount of right-of-use assets at the end of the reporting period (see Note 12)	1,188